Components of Sales and Operating Revenue (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue	¥ 6,493,212	¥ 7,181,273	¥ 7,213,998
Consumer Products & Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Customers	3,061,214	3,771,610	3,638,137
Intersegment	75,543	78,223	74,228
Total	3,136,757	3,849,833	3,712,365
Professional, Device & Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Customers	967,603	1,066,574	1,080,984
Intersegment	346,168	436,690	438,002
Total	1,313,771	1,503,264	1,518,986
Pictures
Segment Reporting, Revenue Reconciling Item [Line Items]
Customers	656,097	599,654	705,237
Intersegment	1,624	312
Total	657,721	599,966	705,237
Music
Segment Reporting, Revenue Reconciling Item [Line Items]
Customers	430,751	457,771	511,097
Intersegment	12,038	12,972	11,519
Total	442,789	470,743	522,616
Financial Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Customers	868,971	798,495	838,300
Intersegment	2,924	8,031	13,096
Total	871,895	806,526	851,396
Sony Mobile Communications
Segment Reporting, Revenue Reconciling Item [Line Items]
Customers	77,732
Total	77,732
All Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Customers	378,071	377,822	379,862
Intersegment	64,598	70,004	80,904
Total	442,669	447,826	460,766
Corporate and elimination
Segment Reporting, Revenue Reconciling Item [Line Items]
Total	¥ (450,122)	¥ (496,885)	¥ (557,368)